Fair value measurements and valuation processes - summary of assets and liabilities measured at fair value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 443	£ 296	£ 259
Liabilities at fair value	338	424	336
– interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	59	11	5
Liabilities	117	270	227
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	110	100	93
Liabilities	14	16	10
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	274	185	161
Liabilities	207	131	82
– embedded derivative relating to associates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	£ 0	£ 7	£ 17